Cover Document	Oct. 28, 2026
Cover [Abstract]
Entity Address, Address Line One	Two Newton Place,
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	INDUSTRIAL LOGISTICS PROPERTIES TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38342
Entity Tax Identification Number	82-2809631
Entity Address, Address Line Two	255 Washington Street,
Entity Address, Address Line Three	Suite 300,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	219-1460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	ILPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001717307
Document Information [Line Items]
Document Period End Date	Oct. 28, 2026
Entity Incorporation, State or Country Code	MD
Entity Address, City or Town	Newton,